Segment Disclosures Recon from Segment to Consolidated - Revenues (Details) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Dec. 31, 2021	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Segment revenues [Line Items]
Revenues			$ 10,627		$ 7,719		$ 8,201
Other financial information:
Additions to long-lived assets			1,855		1,283		2,911
Proportional Modified EBITDA Equity Method Investments			970		749		746
Intersegment Eliminations [Member]
Segment revenues [Line Items]
Revenues			(1,375)		(467)		(572)
Other financial information:
Additions to long-lived assets			0		0		0
Proportional Modified EBITDA Equity Method Investments			0		0		0
Operating Segments [Member] | Transmission And Gulf Of Mexico [Member]
Segment revenues [Line Items]
Revenues			3,786		3,469		3,640
Other financial information:
Additions to long-lived assets			861		706		1,341
Proportional Modified EBITDA Equity Method Investments			183		166		177
Operating Segments [Member] | Northeast G And P [Member]
Segment revenues [Line Items]
Revenues			1,634		1,529		1,500
Other financial information:
Additions to long-lived assets			164		137		1,245
Proportional Modified EBITDA Equity Method Investments			682		473		454
Operating Segments [Member] | West [Member]
Segment revenues [Line Items]
Revenues			2,026		1,523		1,758
Other financial information:
Additions to long-lived assets			209		318		304
Proportional Modified EBITDA Equity Method Investments			105		110		115
Operating Segments [Member] | Gas & NGL Marketing Services
Segment revenues [Line Items]
Revenues			4,211	[1]	1,631		1,845
Other financial information:
Additions to long-lived assets			1	[1]	0		0
Proportional Modified EBITDA Equity Method Investments			0		0		0
Operating Segments [Member] | Other [Member]
Segment revenues [Line Items]
Revenues			345		34		30
Other financial information:
Additions to long-lived assets			620		122		21
Proportional Modified EBITDA Equity Method Investments			0		0		0
Service [Member]
Segment revenues [Line Items]
Revenues			6,001		5,924		5,933
Service [Member] | Transmission And Gulf Of Mexico [Member]
Segment revenues [Line Items]
Revenues			3,310		3,207		3,261
Service [Member] | Northeast G And P [Member]
Segment revenues [Line Items]
Revenues			1,490		1,416		1,291
Service [Member] | West [Member]
Segment revenues [Line Items]
Revenues			1,178		1,248		1,361
Service [Member] | Gas & NGL Marketing Services
Segment revenues [Line Items]
Revenues			3	[1]	32		3
Service [Member] | Other [Member]
Segment revenues [Line Items]
Revenues			20		21		17
Service [Member] | Intersegment Eliminations [Member]
Segment revenues [Line Items]
Revenues			(195)		(136)		(138)
Service [Member] | Intersegment Eliminations [Member] | Transmission And Gulf Of Mexico [Member]
Segment revenues [Line Items]
Revenues			(75)		(50)		(50)
Service [Member] | Intersegment Eliminations [Member] | Northeast G And P [Member]
Segment revenues [Line Items]
Revenues			(38)		(49)		(47)
Service [Member] | Intersegment Eliminations [Member] | West [Member]
Segment revenues [Line Items]
Revenues			(70)		(24)		(28)
Service [Member] | Intersegment Eliminations [Member] | Gas & NGL Marketing Services
Segment revenues [Line Items]
Revenues			0	[1]	0		0
Service [Member] | Intersegment Eliminations [Member] | Other [Member]
Segment revenues [Line Items]
Revenues			(12)		(13)		(13)
Service [Member] | Operating Segments [Member] | Transmission And Gulf Of Mexico [Member]
Segment revenues [Line Items]
Revenues			3,385		3,257		3,311
Service [Member] | Operating Segments [Member] | Northeast G And P [Member]
Segment revenues [Line Items]
Revenues			1,528		1,465		1,338
Service [Member] | Operating Segments [Member] | West [Member]
Segment revenues [Line Items]
Revenues			1,248		1,272		1,389
Service [Member] | Operating Segments [Member] | Gas & NGL Marketing Services
Segment revenues [Line Items]
Revenues			3	[1]	32		3
Service [Member] | Operating Segments [Member] | Other [Member]
Segment revenues [Line Items]
Revenues			32		34		30
NonRegulated Service Commodity Consideration [Member]
Segment revenues [Line Items]
Revenues			238		129		203
NonRegulated Service Commodity Consideration [Member] | Intersegment Eliminations [Member]
Segment revenues [Line Items]
Revenues			0		0		0
NonRegulated Service Commodity Consideration [Member] | Operating Segments [Member] | Transmission And Gulf Of Mexico [Member]
Segment revenues [Line Items]
Revenues			52		21		41
NonRegulated Service Commodity Consideration [Member] | Operating Segments [Member] | Northeast G And P [Member]
Segment revenues [Line Items]
Revenues			7		7		12
NonRegulated Service Commodity Consideration [Member] | Operating Segments [Member] | West [Member]
Segment revenues [Line Items]
Revenues			179		101		150
NonRegulated Service Commodity Consideration [Member] | Operating Segments [Member] | Gas & NGL Marketing Services
Segment revenues [Line Items]
Revenues			0	[1]	0		0
NonRegulated Service Commodity Consideration [Member] | Operating Segments [Member] | Other [Member]
Segment revenues [Line Items]
Revenues			0		0		0
Product [Member]
Segment revenues [Line Items]
Revenues			4,536		1,671		2,063
Product [Member] | Transmission And Gulf Of Mexico [Member]
Segment revenues [Line Items]
Revenues			231		144		217
Product [Member] | Northeast G And P [Member]
Segment revenues [Line Items]
Revenues			13		16		115
Product [Member] | West [Member]
Segment revenues [Line Items]
Revenues			60		20		37
Product [Member] | Gas & NGL Marketing Services
Segment revenues [Line Items]
Revenues			4,094	[1]	1,491		1,694
Product [Member] | Other [Member]
Segment revenues [Line Items]
Revenues			138		0		0
Product [Member] | Intersegment Eliminations [Member]
Segment revenues [Line Items]
Revenues			(1,180)		(331)		(434)
Product [Member] | Intersegment Eliminations [Member] | Transmission And Gulf Of Mexico [Member]
Segment revenues [Line Items]
Revenues			(118)		(47)		(71)
Product [Member] | Intersegment Eliminations [Member] | Northeast G And P [Member]
Segment revenues [Line Items]
Revenues			(86)		(41)		(35)
Product [Member] | Intersegment Eliminations [Member] | West [Member]
Segment revenues [Line Items]
Revenues			(583)		(132)		(182)
Product [Member] | Intersegment Eliminations [Member] | Gas & NGL Marketing Services
Segment revenues [Line Items]
Revenues			(198)	[1]	(111)		(146)
Product [Member] | Intersegment Eliminations [Member] | Other [Member]
Segment revenues [Line Items]
Revenues			(195)		0		0
Product [Member] | Operating Segments [Member] | Transmission And Gulf Of Mexico [Member]
Segment revenues [Line Items]
Revenues			349		191		288
Product [Member] | Operating Segments [Member] | Northeast G And P [Member]
Segment revenues [Line Items]
Revenues			99		57		150
Product [Member] | Operating Segments [Member] | West [Member]
Segment revenues [Line Items]
Revenues			643		152		219
Product [Member] | Operating Segments [Member] | Gas & NGL Marketing Services
Segment revenues [Line Items]
Revenues		$ (43)	4,292	[1]	1,602		1,840
Product [Member] | Operating Segments [Member] | Other [Member]
Segment revenues [Line Items]
Revenues			333		0		0
Energy Commodities and Service
Segment revenues [Line Items]
Revenues	[2]		(148)		(5)		2
Energy Commodities and Service | Transmission And Gulf Of Mexico [Member]
Segment revenues [Line Items]
Revenues	[2]		0		0		0
Energy Commodities and Service | Northeast G And P [Member]
Segment revenues [Line Items]
Revenues	[2]		0		0		0
Energy Commodities and Service | West [Member]
Segment revenues [Line Items]
Revenues	[2]		(44)		(2)		0
Energy Commodities and Service | Gas & NGL Marketing Services
Segment revenues [Line Items]
Revenues		$ (43)	(84)	[1],[2]	(3)	[2]	2	[2]
Energy Commodities and Service | Other [Member]
Segment revenues [Line Items]
Revenues	[2]		(20)		0		0
Energy Commodities and Service | Intersegment Eliminations [Member]
Segment revenues [Line Items]
Revenues	[2]		$ 0		$ 0		$ 0

[1]	As we are acting as agent for natural gas marketing customers of operations acquired in the Sequent Acquisition, revenues are presented net of the related costs of those activities in the Consolidated Statement of Income.
[2]	We record transactions that qualify as derivatives at fair value with changes in fair value recognized in earnings in the period of change and characterized as unrealized gains or losses. Gains and losses on derivatives held for energy trading purposes are presented on a net basis in revenue.